Taxation - Tax Effects of Components of Other Comprehensive Income (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Before tax
Gains/(losses) on equity instruments at fair value through other comprehensive income, Before tax	€ 77	€ 35
Gains/(losses) on cash flow hedges, Before tax	87	198
Remeasurements of defined benefit pension plans, Before tax	250	381
Currency retranslation gains/(losses), Before tax	(2,646)	6
Other comprehensive income, Before tax	(2,232)	620
Tax (charge)/credit
Gains/(losses) on equity instruments at fair value through other comprehensive income, Tax (charge)/credit	1	(6)
Gains/(losses) on cash flow hedges, Tax (charge)/credit	(27)	(22)
Remeasurements of defined benefit pension plans, Tax (charge)/credit	(35)	(28)
Currency retranslation gains/(losses),Tax (charge)/credit	56	(21)
Other comprehensive income, Tax (charge)/credit	(5)	(77)
After tax
Gains/(losses) on equity instruments at fair value through other comprehensive income, After tax	78	29	€ 51
Gains/(losses) on cash flow hedges, After tax	60	176	(55)
Remeasurements of defined benefit pension plans, After tax	215	353	(328)
Currency retranslation gains/(losses), After tax	(2,590)	(15)	€ (839)
Other comprehensive income, After tax	€ (2,237)	€ 543